Employee Benefit Plans (Unfunded) - Schedule of Re-measurement (Gains) / Losses in other Comprehensive Income (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2024	Mar. 31, 2023
Schedule of Re-measurement (Gains) / Losses in other Comprehensive Income [Abstract]
Actuarial (gain)/loss	$ 12,118	$ 17,989	$ 54,353	$ 61,594	$ 48,593	$ (45,373)
Amortization loss	(1,657)	(5,250)	(5,008)	(15,859)	(21,124)	(18,290)
Total	$ 13,775	$ 23,239	$ 59,361	$ 77,453	$ 69,717	$ (27,083)